Investments	12 Months Ended
Jun. 30, 2025
Investments [Abstract]
INVESTMENTS
8.	INVESTMENTS

	2025 $	2024 $
Unlisted ordinary shares	-	98,360

Listed ordinary shares	43,566	114,626

Total fair value of investments designated at fair value through OCI	43,566	212,986

Reconciliation

Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:

	2025 $	2024 $
Opening fair value	212,986	798,385
Additions	-	200,000
Revaluation	(124,419)	(757,517)
Disposals	(45,001)	(27,882)
Closing fair value	43,566	212,986

All financial assets designated at fair value through other comprehensive income utilise Level 1 of AASB13’s fair value hierarchy.

Sensitivity analysis

	2025 $	2024 $
Listed investment in Rapid Critical Metals Ltd
Increase in traded price by 10%	22,394	108,196
Decrease in traded price by 10%	18,322	88,524

Listed investment in NT Minerals
Increase in traded price by 10%	25,529	126,088
Decrease in traded price by 10%	20,887	103,163